UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of Registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)

Equable Shares Hedged Equity Fund
Institutional Class | EQHEX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Equable Shares Hedged Equity Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.equableshares.com/funds. You can also request this information by contacting us at 1-888-898-2024.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$52	1.04%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$244,613,324
Number of Holdings	10
Portfolio Turnover	24%
Visit https://www.equableshares.com/funds for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top Issuers	(% of net assets)
SPDR S&P 500 ETF Trust	72.5%
iShares Core S&P 500 ETF	24.0%
Clearshares Ultra-Short Maturity ETF	1.2%

Security Type	(% of net assets)
Exchange Traded Funds	97.7%
Purchased Options	0.8%
Short-Term Investments	0.0%
Written Options	-3.8%
Cash & Other	5.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.equableshares.com/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teramo Advisors documents not be householded, please contact Teramo Advisors at 1-888-898-2024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teramo Advisors or your financial intermediary.
Equable Shares Hedged Equity Fund	PAGE 1	TSR-SAR-81752T692

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

EQUABLE SHARES HEDGED EQUITY FUND
INSTITUTIONAL CLASS EQHEX
(CLASS I)
Semi-Annual Financial Statements and Additional Information
April 30, 2025

Equable Shares Hedged Equity Fund
Schedule of Investments
April 30, 2025 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 97.7%
Clearshares Ultra-Short Maturity ETF		30,000	$3,002,550
iShares Core S&P 500 ETF(a)(b)		105,000	58,585,800
SPDR S&P 500 ETF Trust(a)(b)(c)		320,000	177,452,800
TOTAL EXCHANGE TRADED FUNDS (Cost $182,725,608)			239,041,150
	Notional Amount	Contracts(e)
PURCHASED OPTIONS(d) - 0.8%
Put Options - 0.8%
SPDR S&P 500 ETF Trust
Expiration: 06/30/2025; Exercise Price: $545.00	$74,862,900	1,350	1,935,225
TOTAL PURCHASED OPTIONS (Cost $1,833,236)			1,935,225
		Shares
SHORT-TERM INVESTMENTS - 0.0%(f)
Money Market Funds - 0.0%(f)
Dreyfus Government Cash Management - Class Institutional, 4.20%(g)		54,744	54,744
TOTAL SHORT-TERM INVESTMENTS (Cost $54,744)			54,744
TOTAL INVESTMENTS - 98.5% (Cost $184,613,588)			241,031,119
Money Market Deposit Account(h) - 5.3%			12,915,119
Liabilities in Excess of Other Assets - (3.8)%			(9,332,914)
TOTAL NET ASSETS - 100.0%			$244,613,324

Percentages are stated as a percent of net assets.
ETF - Exchange Traded Fund
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of this security has been committed as collateral for open written option contracts. The total value of assets committed as collateral as of April 30, 2025, is $233,379,525.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at https://www.sec.gov/.

(d)	Non-income producing security.
(e)	100 shares per contract.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.11%.

The accompanying notes are an integral part of these financial statements.

1

Equable Shares Hedged Equity Fund
Schedule of Written Options
April 30, 2025 (Unaudited)

	Notional Amount	Contracts(b)	Value
WRITTEN OPTIONS(a)
Call Options
iShares Core S&P 500 ETF Expiration: 06/20/2025; Exercise Price: $560.00	$(55,796,000)	(1,000)	$(1,770,000)
S&P 500 Index Expiration: 06/30/2025; Exercise Price: $5,500.00(c)	(2,784,530)	(5)	(130,725)
SPDR S&P 500 ETF Trust
Expiration: 06/30/2025; Exercise Price: $560.00	(121,998,800)	(2,200)	(4,004,000)
Expiration: 06/30/2025; Exercise Price: $550.00	(55,454,000)	(1,000)	(2,468,000)
Total Call Options			(8,372,725)
Put Options
SPDR S&P 500 ETF Trust Expiration: 06/30/2025; Exercise Price: $505.00	(74,862,900)	(1,350)	(809,325)
TOTAL WRITTEN OPTIONS (Premiums received $8,550,164)			$(9,182,050)

Percentages are stated as a percent of net assets.
ETF - Exchange Traded Fund
(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	All or a portion of this security has been committed as collateral for open written option contracts. The total value of assets committed as collateral as of April 30, 2025, is $233,379,525.
The accompanying notes are an integral part of these financial statements.

2

Equable Shares Hedged Equity Fund
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$241,031,119
Cash equivalents	12,915,119
Receivable for capital shares sold	83,699
Interest receivable	46,641
Prepaid expenses	20,494
Total assets	254,097,072
LIABILITIES:
Written option contracts, at value	9,182,050
Payable to Adviser	146,464
Payable for capital shares redeemed	65,350
Payable for fund administration and accounting fees	24,033
Payable for transfer agent fees and expenses	19,125
Payable for sub-transfer agent fees	9,874
Payable for custodian fees	4,135
Payable for compliance fees	2,444
Accrued expenses and other liabilities	30,273
Total liabilities	9,483,748
NET ASSETS	$244,613,324
NET ASSETS CONSISTS OF:
Paid-in capital	$221,393,695
Total distributable earnings	23,219,629
Total net assets	$244,613,324
Institutional Class
Net assets	$244,613,324
Shares issued and outstanding(a)	18,001,137
Net asset value, redemption price and offering price per share	$13.59
COST:
Investments, at cost	$184,613,588
PROCEEDS:
Written options premium received	$8,550,164

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

Equable Shares Hedged Equity Fund
Statement of Operations
For the Period Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,462,956
Interest income	295,362
Total investment income	1,758,318
EXPENSES:
Investment advisory fee (See Note 3)	868,558
Fund administration and accounting fees (See Note 3)	96,234
Sub-transfer agent fees – Institutional Class	80,469
Transfer agent fees (See Note 3)	72,617
Federal and state registration fees	16,275
Trustees’ fees (See Note 3)	11,608
Legal fees	10,759
Custodian fees (See Note 3)	9,971
Audit fees	9,676
Reports to shareholders	8,130
Compliance fees (See Note 3)	7,605
Insurance fees	4,709
Other expenses	2,166
Total expenses before recoupment	1,198,777
Expense recoupment by Adviser (See Note 3)	10,985
Net expenses	1,209,762
NET INVESTMENT INCOME	548,556
REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4,288,424)
Written option contracts expired or closed	6,319,048
Net realized gain	2,030,624
Net change in unrealized appreciation (depreciation) on:
Investments	(1,108,254)
Written option contracts	212,745
Net change in unrealized appreciation (depreciation)	(895,509)
Net realized and change in unrealized gain on investments	1,135,115
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,683,671

The accompanying notes are an integral part of these financial statements.

4

Equable Shares Hedged Equity Fund
Statements of Changes in Net Assets

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$548,556	$1,129,825
Net realized gain (loss)	2,030,624	(6,885,105)
Net change in unrealized appreciation (depreciation) on investments and written option contracts	(895,509)	30,059,818
Net increase in net assets resulting from operations	1,683,671	24,304,538
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings - Institutional Class (See Note 4)	(5,890,841)	(6,930,297)
CAPITAL SHARE TRANSACTIONS:
Subscriptions - Institutional Class	39,627,871	70,822,729
Reinvestments - Institutional Class	5,218,083	6,192,046
Redemptions - Institutional Class	(22,068,706)	(24,478,374)
Net increase in net assets from capital share transactions(a)	22,777,248	52,536,401
NET INCREASE IN NET ASSETS	18,570,078	69,910,642
NET ASSETS:
Beginning of the period	226,043,246	156,132,604
End of the period	$244,613,324	$226,043,246
(a)A summary of capital share transactions is as follows:
SHARES TRANSACTIONS
Subscriptions - Institutional Class	2,883,116	5,282,400
Reinvestments - Institutional Class	378,354	469,866
Redemptions - Institutional Class	(1,590,940)	(1,832,381)
Total increase in shares outstanding	1,670,530	3,919,885

The accompanying notes are an integral part of these financial statements.

5

Equable Shares Hedged Equity Fund
Financial Highlights
Institutional Class

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$13.84	$12.58	$11.74	$12.44	$10.63	$10.63
INVESTMENT OPERATIONS:
Net investment income(a)(b)	0.03	0.08	0.10	0.03	0.01	0.04
Net realized and unrealized gain (loss) on investments(c)	0.08	1.69	1.13	(0.70)	1.84	0.01
Total from investment operations	0.11	1.77	1.23	(0.67)	1.85	0.05
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.17)	(0.12)	(0.03)	(0.04)	(0.05)
Net realized gains	(0.26)	(0.34)	(0.27)	—	—	—
Total distributions	(0.36)	(0.51)	(0.39)	(0.03)	(0.04)	(0.05)
Net asset value, end of period	$13.59	$13.84	$12.58	$11.74	$12.44	$10.63
TOTAL RETURN(d)	0.74%	14.35%	10.62%	−5.35%	17.50%	0.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$244,613	$226,043	$156,133	$108,944	$69,296	$51,182
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)(f)	1.04%	1.10%	1.13%	1.10%	1.25%	1.34%
After expense reimbursement/ recoupment(e)(f)	1.04%	1.12%	1.15%(h)	1.20%	1.20%	1.20%
Ratio of expenses to average net assets, excluding tax expense:
Before expense recoupment/ waiver(e)(f)	1.04%	1.08%	1.10%	1.10%	1.25%	1.34%
After expense recoupment/ waiver(e)(f)	1.04%	1.10%	1.12%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets(e)(f)	0.47%	0.60%	0.77%	0.27%	0.11%	0.35%
Portfolio turnover rate(d)(g)	24%	26%	10%(i)	77%	25%(i)	106%(j)

(a)	Calculated based on average shares outstanding during the period.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and short-term options). The denominator includes the average fair value of long positions.

(h)	Prior to April 1, 2023, the annual expense limitation was 1.20% of the average daily net assets. Thereafter it was 1.10%.
(i)	The change in portfolio turnover is related to the trade activity executed during the Fund’s fiscal year.
(j)	The change in portfolio turnover relates to the Fund executing its investment strategy over the course of the full annual year.
The accompanying notes are an integral part of these financial statements.

6

EQUABLE SHARES HEDGED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Equable Shares Hedged Equity Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The primary investment objective of the Fund is to seek income and capital preservation. The Fund commenced operations on June 1, 2019. The Fund’s investment adviser, Teramo Advisors, LLC (the “Adviser”) is responsible for providing management oversight, investment advisory services, day-to- day management of the Fund’s assets, as well as compliance, sales, marketing, and operations services to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.
The Fund offers one share class, Institutional Class. Institutional Class shares have no front-end sales load, no deferred sales charge, and no redemption fee. Institutional Class shares are not subject to a distribution or shareholder servicing fees.
The Fund may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.
Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Exchange traded options and Flexible Exchange® options (“FLEX Options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

7

EQUABLE SHARES HEDGED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the year and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s securities by Level within the fair value hierarchy as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments at Fair Value:
Exchange Traded Funds	$239,041,150	$—	$—	$239,041,150
Purchased Options	—	1,935,225	—	1,935,225
Short-Term Investments	54,744	—	—	54,744
Total Investments in Securities	$239,095,894	$1,935,225	$—	$241,031,119
Liabilities:
Investments at Fair Value:
Written Options	$—	$(9,182,050)	$—	$(9,182,050)
Total Investments in Securities	$—	$(9,182,050)	$—	$(9,182,050)

As of the period ended April 30, 2025, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund's Schedule of Investments for further information on the classification of investments.

8

EQUABLE SHARES HEDGED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
B.
Cash Equivalents – Idle cash may be swept into various overnight demand deposits and classified as Cash Equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in a bank deposit account which, at times, may exceed the United States federally insured limit. Amounts swept overnight are available on the next business day. Any temporary cash overdrafts by the Fund are reported as a payable to the custodian.

C.
Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 M. for further derivative disclosures and Note 2 J. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.
D.
Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund will purchase call or put options. In connection with the Fund’s written option contracts, the Fund will simultaneously use options on ETFs. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities as Investments at value, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 A. for a pricing description. Refer to Note 2 M. for further derivative disclosures and Note 2 J. for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Fund. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

E.
Flex Options – FLEX Options are customized option contracts available through the Cboe that are guaranteed for settlement by The Options Clearing Corporation (“OCC” or the “Clearinghouse”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts.

F.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

G.
Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance

9

EQUABLE SHARES HEDGED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.
H.
Allocation, Expenses – Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

I.
Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

J.
Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

K.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

L.
Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

M.
Derivatives – The Fund may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 6 for further derivative disclosure.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended April 30, 2025, the Fund’s average derivative volume is described below:

	Average Quantity	Average Notional Amount
Purchased Option Contracts	1,383	$80,734,233
Written Option Contracts	5,276	$307,839,380

Statement of Assets and Liabilities
Fair values of derivative instruments as of April 30, 2025:

	Statement of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
Purchased Option Contracts: Equity	Investments, at value	$1,935,225	$—
Written Option Contracts: Equity	Written option contracts, at value	—	9,182,050
Total fair values of derivative instruments		$1,935,225	$9,182,050

10

EQUABLE SHARES HEDGED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
Statement of Operations
The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2025:

	Net Realized Gain (Loss) on Derivatives
Derivatives	Purchased Option Contracts*	Written Option Contracts	Total
Equity Contracts	$(66,311)	$6,319,048	$6,252,737
Total	$(66,311)	$6,319,048	$6,252,737

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives	Purchased Option Contracts**	Written Option Contracts	Total
Equity Contracts	$(289,758)	$212,745	$(77,013)
Total	$(289,758)	$212,745	$(77,013)

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.
3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee in accordance with the breakpoint annual advisory fee schedule below based on the average daily net assets of the Fund:

AUM Range (in millions)	Management Fee
Less than $250	0.75%
Between $250 and $500	0.70%
Greater than $500	0.65%

The Fund’s Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding any acquired fund fees and expenses, front-end or contingent deferred loads, dividends and interest on short positions, taxes, interest, brokerage fees (including commissions, mark-ups and mark-downs) and other transactional expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.10% of the Fund’s average daily net asset value. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Adviser, with consent of the Board. During the period ended April 30, 2025, the Adviser recouped previously waived expenses of $10,985. As of April 30, 2025, the Adviser has no additional waived expenses available for recoupment.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board;

11

EQUABLE SHARES HEDGED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended April 30, 2025 are disclosed in the Statement of Operations.
Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. Situations may arise where the Adviser may choose not to fully distribute all of the Fund’s net taxable income or realized gains to shareholders and an excise tax provision maybe required. As of, and during the period ended April 30, 2025, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is not subject to examination by U.S. tax authorities for the tax years prior to the year ended October 31, 2021.
At October 31, 2024, the Fund’s most recently completed fiscal year end, the components of distributable earnings and cost of investments, on a tax basis, were as follows:

Tax Cost of Investments*	$152,663,517
Gross unrealized appreciation	57,946,714
Gross unrealized depreciation	(1,776,831)
Net unrealized appreciation**	56,169,883
Undistributed ordinary income	—
Undistributed long-term capital gains	4,234,055
Other accumulated losses***	(32,977,139)
Total distributable earnings	$27,426,799

*	Tax cost of investments differs from book cost of investments due to wash sales.
**	Net unrealized appreciation is inclusive of unrealized depreciation on the Fund’s written option positions.
***	Other accumulated losses value includes $32,977,139 of straddle loss deferrals.
As of October 31, 2024, the Fund’s most recently completed fiscal year end, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. For the taxable year ended October 31, 2024, the Fund had no deferred qualified late year losses. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.
Distributions to Shareholders – The Fund intends to pay dividends from net investment income at least quarterly, and to distribute all net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

12

EQUABLE SHARES HEDGED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
The tax character of distributions paid for the six months ended April 30, 2025 and the year ended October 31, 2024 were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total Distributions Paid
April 30, 2025	$1,656,720	$4,234,121	$5,890,841
October 31, 2024	5,519,819	1,410,478	6,930,297

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.
5. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended April 30, 2025, were as follows:

	Purchases	Sales
U.S. Government Securities	$—	$—
Other Securities	83,382,003	55,543,693

6. OFFSETTING ASSETS AND LIABILITIES
During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. As of April 30, 2025, the Fund did not enter into any netting agreements which would require any portfolio securities to be netted.

	Gross Amounts of Recognized Assets/ Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments*	Collateral Received/ Pledged
Liabilities:
Written Option Contracts**	$9,182,050	$ —	$9,182,050	$9,182,050	$ —	$ —
	$9,182,050	$—	$9,182,050	$9,182,050	$—	$—

*	Offset with underlying exchange traded fund held long. See Schedule of Investments for more details.
**	Marex Capital Markets, Inc. is the prime broker for all written option contracts held by the Fund as of April 30, 2025.
7. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2025, National Financial Services, LLC, for the benefit of its customers, owned 33.56% of the outstanding shares of the Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Fund.
8. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker,

13

EQUABLE SHARES HEDGED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
At a meeting held on June 12, 2025, the Board of Trustees (the “Board”) of the Trust approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) which provides for the conversion of the Fund, a mutual fund series of the Trust, from a mutual fund to an exchange-traded fund (an “ETF”) through the reorganization of the Fund into the Equable Shares Hedged Equity ETF (the “Acquiring Fund”), a newly-created ETF series of the Trust (the “Reorganization”). Because applicable legal requirements do not require shareholder approval of the Reorganization and the Board has determined that the Reorganization is in the best interests of the Fund and the Acquiring Fund, shareholders of the Fund are not being asked to vote on the Reorganization. A combined Form N-14 information statement/prospectus (the “Information Statement”) providing information on the Reorganization, and including the Plan of Reorganization, is expected to be mailed to shareholders of the Fund in August 2025. Under the Plan of Reorganization, shareholders of the Fund will receive shares of the Acquiring Fund having the same aggregate net asset value as the shares of the Fund they hold on the date of the Reorganization. The Reorganization is expected to be treated as a tax-free reorganization for federal income tax purposes. The Reorganization is expected to occur in October 2025.
On June 25, 2025, the Fund declared an income distribution of $0.0705378 per share payable on June 25, 2025, to shareholders of record on June 24, 2025.
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined there were no additional items that required recognition or disclosure.

14

EQUABLE SHARES HEDGED EQUITY FUND
ADDITIONAL INFORMATION
as of April 30, 2025 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-888-898-2024.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-898-2024. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended October 31, is available (1) without charge, upon request, by calling 1-888-898-2024, or on the SEC’s website at https://www.sec.gov/.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See Statement of Operations in this report.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not Applicable.

15

INVESTMENT ADVISER
Teramo Advisors, LLC
9132 Strada Place, Suite 103
Naples, FL 34108
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Kirkland & Ellis LLP
1301 Pennsylvania Avenue, N.W.
Washington, DC 20004

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for Semi-Annual Reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	6/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	6/30/2025

By (Signature and Title)	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	6/30/2025